May 1, 2015

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549-4644

Attention: Division of Investment Management

RE:       Hartford Life Insurance Company Separate Account Eleven (“Registrant”)

333-72042                           HV-3574 - PremierSolutions Standard

333-72042                           HV-5244 - PremierSolutions Standard (Series II)

333-72042                           HV-5795 - PremierSolutions Standard (Series A)

333-72042                           HV-6779 - PremierSolutions Standard (Series A-II)

333-72042                           HV-5776 - PremierSolutions Cornerstone

333-72042                           HV-6775 - PremierSolutions Cornerstone (Series II)

333-72042                           HV-3572 - PremierSolutions State of Connecticut

333-72042                           HV-3573 - PremierSolutions Chicago Public Schools

333-72042                           HV-4899 - PremierSolutions New Jersey Institutions of Higher Education

333-72042                           HV-7969 - State of Iowa Retirement Investors Club 403(b)

333-145655                   HV-3739 - Group Variable Annuity Contracts

333-151805                   HV-6776 - Premier Innovations(SM)

333-151805                   HV-6778 - Premier Innovations(SM) (Series II)

333-151805                   HV-6777 - Hartford 403(b) Cornerstone Innovations

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.                                                The Prospectus and Statement of Additional Information that would have been filed, on behalf of the Registrant, under paragraph (c) under this section did not differ from that contained in the Registrant’s most recent post-effective amendment; and

2.                                                The text of the Registrant’s most recent post-effective amendment was filed electronically with the Securities and Exchange Commission on April 28, 2015.

If you have any questions concerning this filing, please do not hesitate to contact me at

(860) 562-7143.

Very truly yours,

/s/ Lynn Higgins

Lynn Higgins

Paralegal